STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Statements Of Comprehensive Loss Additional Information Abstract
Other income	$ 0	$ 3,500	$ 0